RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of related party transactions [Abstract]
Management compensation	$ 791,923	$ 743,846	$ 720,500
Directors' fees	124,375	127,625	149,000
Total remuneration	$ 916,298	$ 871,471	$ 869,500